Shareholder Report, Holdings (Details)	Jul. 31, 2024
Intelligent Real Estate ETF | BXP, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Intelligent Real Estate ETF | Kimco Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Intelligent Real Estate ETF | Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Intelligent Real Estate ETF | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Intelligent Real Estate ETF | Gaming and Leisure Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Intelligent Real Estate ETF | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Intelligent Real Estate ETF | SBA Communications Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Intelligent Real Estate ETF | VICI Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Intelligent Real Estate ETF | Weyerhaeuser Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Intelligent Real Estate ETF | Omega Healthcare Investors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Intelligent Real Estate ETF | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Intelligent Real Estate ETF | Office Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Intelligent Real Estate ETF | Warehouse & Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Intelligent Real Estate ETF | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Intelligent Real Estate ETF | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Intelligent Real Estate ETF | Hotels [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Intelligent Real Estate ETF | Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Intelligent Real Estate ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Intelligent Real Estate ETF | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Intelligent Real Estate ETF | Single Tenant [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Intelligent Real Estate ETF | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Intelligent Real Estate ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Residential REIT ETF | NexPoint Residential Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Residential REIT ETF | UMH Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Residential REIT ETF | Apartment Investment and Management Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Residential REIT ETF | Elme Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Residential REIT ETF | CareTrust REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Residential REIT ETF | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Residential REIT ETF | Veris Residential, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Residential REIT ETF | Sun Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Residential REIT ETF | Equity LifeStyle Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Residential REIT ETF | BRT Apartments Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Residential REIT ETF | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Residential REIT ETF | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
Residential REIT ETF | Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Residential REIT ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Residential REIT ETF | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Residential REIT ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%